UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-08599

DWS Equity Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	08/31

Date of reporting period:	08/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

  AUGUST 31, 2009

Annual Report to Shareholders

DWS Select Alternative Allocation Fund

Contents

4 Performance Summary

6 Information About Your Fund's Expenses

8 Portfolio Management Review

13 Portfolio Summary

14 Investment Portfolio

16 Financial Statements

20 Financial Highlights

24 Notes to Financial Statements

31 Report of Independent Registered Public Accounting Firm

32 Tax Information

33 Summary of Management Fee Evaluation by Independent Fee Consultant

34 Summary of Administrative Fee Evaluation by Independent Fee Consultant

35 Board Members and Officers

39 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Diversification does not eliminate risk. Some funds have more risks than others. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that management may favor an asset category that performs poorly relative to the other asset categories. The fund expects to invest in underlying funds that emphasize alternatives or non-traditional asset categories or investment strategies, and as a result, it is subject to the risk factors of those underlying funds. Some of those risks include stock market risk, credit and interest-rate risk, senior loan risk, volatility in commodity prices, infrastructure and high-yield debt securities, short sales risk and the political, general economic, liquidity and currency risks of foreign investments, which may be particularly significant for emerging markets. The fund also expects to have exposure to derivatives, which may be more volatile and less liquid than traditional securities. The fund could suffer losses on its derivative positions. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary August 31, 2009

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	Life of Fund*
Class A	3.96%
Class C	3.23%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-2.02%
Class C (max 1.00% CDSC)	2.24%
No Sales Charges
Class S	4.13%
Institutional Class	4.13%
MSCI World Index+	-6.04%
Barclays Capital US Aggregate Bond Index+	9.41%
Blended Index +	1.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on October 1, 2008. Index returns began on September 30, 2008.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated September 26, 2008 are 2.09%, 2.87%, 1.78% and 1.71% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Select Alternative Allocation Fund — Class A [] MSCI World Index+ [] Barclays Capital US Aggregate Bond Index+ [] Blended Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on October 1, 2008. Index returns began on September 30, 2008.
+ The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization-weighted measure of global stock markets including the US, Canada, Europe, Australia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
The Barclays Capital US Aggregate Bond Index (name changed from Lehman Brothers US Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
The Blended Index consists of 60% in the MSCI World Index and 40% in the Barclays Capital US Aggregate Bond Index.
Net Asset Value and Distribution Information
	Class A	Class C	Class S	Institutional Class
Net Asset Value: 8/31/09	$ 9.89	$ 9.84	$ 9.90	$ 9.90
10/1/08 (commencement of operations)	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Distribution Information: 10/1/08 (commencement of operations) to 8/31/09: Income Dividends	$ .44	$ .42	$ .44	$ .44

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following table is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the Underlying Funds in which the Fund invests. These expenses are not included in the Fund's annualized expense ratios used to calculate the expense estimate in the table. In the most recent six-month period, the Fund limited the ongoing expenses the Fund bears directly; had it not done so, expenses would have been higher. The examples in the table are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2009 to August 31, 2009).

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the table is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in the table. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,237.80	$ 1,233.10	$ 1,239.00	$ 1,239.00
Expenses Paid per $1,000*	$ 2.03	$ 6.25	$ .62	$ .62
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,023.39	$ 1,019.61	$ 1,024.65	$ 1,024.65
Expenses Paid per $1,000*	$ 1.84	$ 5.65	$ .56	$ .56
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios**	Class A	Class C	Class S	Institutional Class
DWS Select Alternative Allocation Fund	.36%	1.11%	.11%	.11%
** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

DWS Select Alternative Allocation Fund: A Team Approach to Investing

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for DWS Select Alternative Allocation Fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to institutional and retail clients.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reached the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

Robert Wang

Portfolio Manager

Inna Okounkova

Portfolio Manager

Market Overview and Fund Performance

The views expressed in the following discussion reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

DWS Select Alternative Allocation Fund invests in nine DWS mutual funds and two exchange-traded funds that provide exposure to alternative asset classes.1 This asset allocation approach can help dampen volatility and enhance portfolio diversification over time.

During the 11-month period from the fund's commencement of operations on October 1, 2008 through the end of its fiscal year on August 31, 2009, the fund's Class A shares produced a return of 3.96%. The return of the fund's blended benchmark was 1.44% The blended benchmark represents 60% MSCI World Index and 40% Barclays Capital US Aggregate Bond Index.2 (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 5 for the performance of other share classes and for more complete performance information.)

The time since the fund's commencement of operations has been characterized by an extremely volatile environment for the global financial markets. Immediately upon the fund's commencement of operations, emerging evidence of a sudden slowdown in global growth sparked a wave of selling pressure across virtually all asset classes. This downturn ultimately fed on itself in a wave of "forced selling" by hedge funds and other leveraged investors. One notable result of this dramatic sell-off was a sharp rise in correlations among all asset classes. Reflecting the fact that even asset classes with traditionally low correlations to US equities performed poorly in the downturn, the fund experienced a negative return during this time.

By the first quarter of 2009, some key elements of the investment picture began to change. For investors in this fund, the most important shift was that the correlations between traditional and alternative investments declined to more normalized levels. As the worst phase of the financial crisis passed, investors' focus moved from an emphasis on broader macroeconomic developments to the underlying fundamentals of each asset class. Additionally, an improvement in investor risk appetites sparked a move out of the relative safety of US Treasuries and back into alternative asset classes. The resulting decline in correlations proved to be a positive for the fund in the second half of the period.

Positive Contributors to Fund Performance

We define the alternative allocations in terms of three segments: absolute return, nontraditional and real return.

The absolute return segment, which seeks to generate positive returns independent of market direction, made a strong contribution to performance due to the positive return of DWS Disciplined Market Neutral Fund. The fund was helped by having half of its portfolio in short positions. Since the value of a short position rises when the shorted stock falls, this segment of the fund performed well at a time in which the broader equity market produced a negative return.

The nontraditional allocation segment holds investments that provide diversification and that may not yet be held in traditional portfolios. The five funds held in this segment have exposure to the types of securities that suffered the worst declines during the bear market of 2008, and thus staged the largest rebound once the markets turned higher in the spring and summer. While this allocation detracted as a whole, several of its holdings contributed to performance. The leading performer in this segment of the portfolio was DWS Floating Rate Plus Fund, which invests in an asset class — variable rate loans — that has been among the best-performing segments of the fixed income market in 2009 as investors have gravitated away from Treasuries and into higher-risk fixed-income investments. Rising risk appetites also worked in favor of DWS Emerging Markets Fixed Income Fund, as did the fact that the emerging world continues to generate significantly higher growth than the developed markets. The relatively strong health of the emerging-markets economies provided a boost to DWS Emerging Markets Equity Fund, which produced a negative return but outpaced both US and developed-market international equities by a wide margin.

Two funds in the real return segment — DWS Inflation Protected Plus Fund and DWS Gold & Precious Metals Fund — each delivered a positive return. Both investments were helped by concerns that inflation will ultimately rise as a result of the "quantitative easing" policies of the world's central banks (or in other words, the tactic of increasing the money supply in order to boost growth). Additionally, since the price of gold tends to move inversely to the US dollar, the weakness in the greenback thus far in 2009 has provided a further lift to the performance of precious metals stocks.

Negative Contributors to Fund Performance

The real return allocation, which holds investments whose returns should outpace the rate of inflation over time, detracted modestly from performance. The primary cause of underperformance was our position in DWS Commodity Securities Fund, which produced the worst absolute return of our eleven underlying investments. Commodity prices fell sharply during the financial crisis, and commodity-related equities performed poorly as a result. While the fund rebounded sharply amid the increasingly optimistic environment that characterized the second and third calendar quarters, this recovery was not enough to make up for its earlier decline.

Two of the fund's underperforming holdings were components of its nontraditional allocation. Most notable was DWS RREEF Global Real Estate Securities Fund, which posted a sharply negative return amid the ongoing decline in global real estate prices. The fund performed exceptionally well from March onward, outpacing the broader world equity markets by a wide margin. Still, this rally was not enough to overcome its earlier shortfall. Also detracting was DWS RREEF Global Infrastructure Fund, which produced a negative absolute return. The fund tends to invest in companies with stable cash flows, which lagged the type of cyclical stocks that posted large gains in the latter half of the reporting period.

Outlook and Positioning

We are encouraged by the powerful rebound of the asset classes in which the fund invests. The fund's debut in the middle of a market meltdown proved to be unfortunate timing in that it caused an immediate downturn in the fund's net asset value. The subsequent recovery has brought the fund's return back into positive territory, which we believe underscores the importance of focusing on the long-term diversification benefits of alternative investments rather than emphasizing shorter-term returns.

Recently, we added two new investments to the fund. Within the non-traditional segment, we began utilizing exchanged-traded funds (ETFs) to gain broad exposure to international small-cap equities and international government bonds. We achieved this through investments in iShares MSCI EAFE Small Cap Index ETF and SPDR Barclays International Treasury Bond ETF.3,4 We believe these changes will help augment the diversification benefits investors can achieve through an investment in the fund.

The fund has provided meaningful diversification since commencement of operations on October 1, 2008.5  The fund's Class A shares returned 3.96% for the period. Naturally, outperformance generated during such a short period of time is not indicative of future results. However, we believe the performance gap achieved during the first 11 months of the fund's existence helps illustrate that it can be an excellent vehicle for achieving greater diversification within a traditional portfolio.

1 An exchange-traded fund (ETF) is a security that tracks an index, a commodity or a basket of assets like an index fund, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
2 The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization-weighted measure of global stock markets including the US, Canada, Europe, Australia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
The Barclays Capital US Aggregate Bond Index (name changed from Lehman Brothers US Aggregate Index, effective November 3, 2008) is an unmanaged, market-value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.
The Blended Index consists of 60% in the MSCI World Index and 40% in the Barclays Capital US Aggregate Bond Index.
Index returns assume reinvestment if dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
3 The iShares MSCI EAFE Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Australasian and Far Eastern markets, as measured by the MSCI EAFE Index.
4 The SPDR Barclays Capital International Treasury Bond ETF tracks the Lehman Brothers Global Treasury Ex-US Capped index. The international bond ETF invests at least 80% of securities that are in the underlying index as well as derivatives such as swaps and options. Some of the regions represented in the bond ETF are Japan, Germany, France, Italy, and Greece.
5 Diversification neither assures a profit nor guarantees against a loss.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	8/31/09

Nontraditional Return Funds	44%
Real Return Funds	27%
Absolute Return Funds	20%
Exchange-Traded Funds	6%
Money Market Fund	3%
100%

Asset allocation is subject to change.

For more complete details about the Fund's investment portfolio, see page 14. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of August 31, 2009

	Shares	Value ($)

Equity — Equity Funds 54.9%
DWS Commodity Securities Fund "Institutional"	2,220,957	7,484,625
DWS Disciplined Market Neutral Fund "Institutional"	1,605,080	15,312,468
DWS Emerging Markets Equity Fund "Institutional"	285,731	4,145,954
DWS Gold & Precious Metals Fund "Institutional"	135,529	2,263,327
DWS RREEF Global Infrastructure Fund "Institutional"	800,062	6,048,471
DWS RREEF Global Real Estate Securities Fund "Institutional"	1,125,581	7,541,392
Total Equity — Equity Funds (Cost $38,926,511)		42,796,237

Equity — Exchange-Traded Funds 6.4%
iShares MSCI EAFE Small Cap Index Fund	33,000	1,141,470
SPDR Barclays Capital International Treasury Bond	67,535	3,835,988
Total Equity — Exchange-Traded Funds (Cost $4,885,740)		4,977,458

Fixed Income — Bond Funds 36.3%
DWS Emerging Markets Fixed Income Fund "Institutional"	775,710	7,625,227
DWS Floating Rate Plus Fund "Institutional"	1,073,906	9,181,897
DWS Inflation Protected Plus Fund "Institutional"	1,215,664	11,451,558
Total Fixed Income — Bond Funds (Cost $26,405,049)		28,258,682

Fixed Income — Money Market Fund 2.5%
Cash Management QP Trust (Cost $1,920,078)	1,920,078	1,920,078
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $72,137,378)+	100.1	77,952,455
Other Assets and Liabilities, Net	(0.1)	(60,056)
Net Assets	100.0	77,892,399
+ The cost for federal income tax purposes was $72,290,089. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $5,662,366. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,815,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $152,711.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurement," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$ 42,796,237	$ —	$ —	$ 42,796,237
Exchange-Traded Funds	4,977,458	—	—	4,977,458
Bond Funds	28,258,682	—	—	28,258,682
Money Market Funds	—	1,920,078	—	1,920,078
Total	$ 76,032,377	$ 1,920,078	$ —	$ 77,952,455

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of August 31, 2009
Assets
Investments in Underlying Affiliated Funds, at value (cost $67,251,638)	$ 72,974,997
Investments in Non-Affiliated Funds, at value (cost $4,885,740)	4,977,458
Total investments, at value (cost $72,137,378)	77,952,455
Receivable for investments sold	25,000
Receivable for Fund shares sold	1,140,113
Interest receivable	578
Dividends receivable	2,098
Deferred offering costs	16,236
Due from Advisor	61,918
Other assets	46,578
Total assets	79,244,976
Liabilities
Payable for investments purchased	1,174,201
Payable for Fund shares redeemed	48,949
Other accrued expenses and payables	129,427
Total liabilities	1,352,577
Net assets, at value	$ 77,892,399
Net Assets Consist of
Undistributed net investment income	227,196
Net unrealized appreciation (depreciation) on investments	5,815,077
Accumulated net realized gain (loss)	383,107
Paid-in capital	71,467,019
Net assets, at value	$ 77,892,399

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of August 31, 2009 (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($71,296,483 ÷ 7,206,712 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.89
Maximum offering price per share (100 ÷ 94.25 of $9.89)	$ 10.49

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,719,516 ÷ 377,897 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.84
Class S Net Asset Value, offering and redemption price per share ($2,239,436 ÷ 226,152 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.90
Institutional Class Net Asset Value, offering and redemption price per share ($636,964 ÷ 64,324 shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.90

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period from October 1, 2008 (commencement of operations) to August 31, 2009
Investment Income
Income distributions from Underlying Affiliated Funds	$ 494,851
Interest — Cash Management QP Trust	3,829
Total Income	498,680
Expenses: Administration fee	25,223
Distribution and service fees	68,027
Services to shareholders	23,335
Custodian fee	5,586
Legal fees	9,735
Audit and tax fees	37,680
Trustees' fees and expenses	2,339
Reports to shareholders	43,476
Offering expenses	139,357
Registration fees	6,940
Other	3,684
Total expenses before expense reductions	365,382
Expense reductions	(269,097)
Total expenses after expense reductions	96,285
Net investment income	402,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from sale of Underlying Affiliated Funds	197,095
Capital gain distributions from Underlying Affiliated Funds	633,481
830,576
Change in net unrealized appreciation (depreciation) on investments	5,815,077
Net gain (loss)	6,645,653
Net increase (decrease) in net assets resulting from operations	$ 7,048,048

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Period Ended August 31, 2009*
Operations: Net investment income	$ 402,395
Net realized gain (loss)	830,576
Change in net unrealized appreciation (depreciation)	5,815,077
Net increase (decrease) in net assets resulting from operations	7,048,048
Distributions to shareholders from: Net investment income: Class A	(594,015)
Class C	(27,492)
Class S	(10,117)
Institutional Class	(2,203)
Total distributions	(633,827)
Fund share transactions: Proceeds from shares sold	74,234,444
Reinvestment of distributions	625,361
Cost of shares redeemed	(3,581,627)
Net increase (decrease) in net assets from Fund share transactions	71,278,178
Increase (decrease) in net assets	77,692,399
Net assets at beginning of period (initial capital)	200,000
Net assets at end of period (including undistributed net investment income of $227,196)	$ 77,892,399
* For the period from October 1, 2008 (commencement of operations) to August 31, 2009.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.13
Net realized and unrealized gain (loss)	.20
Total from investment operations	.33
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 9.89
Total Return (%)[c,d,e]	3.96**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	71
Ratio of expenses before expense reductions (%)[f]	1.43*
Ratio of expenses after expense reductions (%)[f]	.36*
Ratio of net investment income (%)	1.62*
Portfolio turnover rate (%)	28**
[a] For the period from October 1, 2008 (commencement of operations) to August 31, 2009.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Class C Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.07
Net realized and unrealized gain (loss)	.19
Total from investment operations	.26
Less distributions from: Net investment income	(.42)
Net asset value, end of period	$ 9.84
Total Return (%)[c,d,e]	3.23**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4
Ratio of expenses before expense reductions (%)[f]	2.25*
Ratio of expenses after expense reductions (%)[f]	1.11*
Ratio of net investment income (%)	.87*
Portfolio turnover rate (%)	28**
[a] For the period from October 1, 2008 (commencement of operations) to August 31, 2009.
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[f] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Class S Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	.19
Total from investment operations	.34
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 9.90
Total Return (%)[c,d]	4.13**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2
Ratio of expenses before expense reductions (%)[e]	1.15*
Ratio of expenses after expense reductions (%)[e]	.11*
Ratio of net investment income (%)	1.87*
Portfolio turnover rate (%)	28**
[a] For the period from October 1, 2008 (commencement of operations) to August 31, 2009.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Institutional Class Year Ended August 31,	2009[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.15
Net realized and unrealized gain (loss)	.19
Total from investment operations	.34
Less distributions from: Net investment income	(.44)
Net asset value, end of period	$ 9.90
Total Return (%)[c,d]	4.13**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.6
Ratio of expenses before expense reductions (%)[e]	1.11*
Ratio of expenses after expense reductions (%)[e]	.11*
Ratio of net investment income (%)	1.87*
Portfolio turnover rate (%)	28**
[a] For the period from October 1, 2008 (commencement of operations) to August 31, 2009.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
[e] The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Select Alternative Allocation Fund (the "Fund") is a diversified series of DWS Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests in a combination of other DWS funds (the "Underlying DWS Funds"), certain other securities and derivative instruments. The Fund may also invest in securities of Exchange-Traded Funds ("ETFs"). ETFs and DWS Funds are collectively referred to as ("Underlying Funds"). Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments in Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Fund as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Exchange-Traded Funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, effective at the beginning of the Fund's fiscal year. Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax year as of August 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the fiscal year remains subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At August 31, 2009, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 811,128
Undistributed net long-term capital gains	$ 80,061
Net unrealized appreciation (depreciation) on investments	$ 5,662,366

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Period Ended August 31, 2009**
Distributions from ordinary income*	$ 633,827
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.
** For the period from October 1, 2008 (commencement of operations) to August 31, 2009.

Offering Costs. Offering costs for the Fund were paid in connection with the offering of shares and are being amortized over one year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

B. Purchases and Sales of Mutual Funds

During the period from October 1, 2008 (commencement of operations) to August 31, 2009, purchases and sales of mutual funds (excluding Cash Management QP Trust) aggregated $78,279,605 and $8,259,400, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments in Underlying Funds to be purchased, sold or entered into by the Fund. The Advisor does not receive any advisory fee for managing the Fund. However, the Advisor will receive management fees from managing the Underlying DWS Funds in which the Fund invests.

The Fund does not invest in Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At August 31, 2009, the Fund held the following Underlying DWS Fund's outstanding shares: approximately 11% of DWS Floating Rate Plus Fund, 8% of DWS Inflation Protected Plus Fund, 7% of DWS RREEF Global Infrastructure Fund and 6% of DWS Disciplined Market Neutral Fund.

For the period from October 1, 2008 (commencement of operations) through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its fees and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (Underlying Funds) fees and expenses) to the extent necessary to maintain the direct operating expenses of each class as follows:

Class A	.36%
Class C	1.11%
Class S	.11%
Institutional Class	.11%

Accordingly, for the period from October 1, 2008 (commencement of operations) to August 31, 2009, the Advisor reimbursed $84 of sub-recordkeeping fees for Class S.

In addition, for the period from October 1, 2008 (commencement of operations) to August 31, 2009, the Advisor reimbursed the Fund $222,400 of other expenses.

The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the Administration Fee was $25,223, all of which was waived.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder serving fee it receives from the Fund. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived
Class A	$ 4,022	$ 4,022
Class C	1,551	1,551
Class S	193	193
Institutional Class	75	69
	$ 5,841	$ 5,835

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the Distribution Fee charged to Class C shares by DIDI was $7,515, of which $1,979 is unpaid.

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at August 31, 2009	Annualized Effective Rate
Class A	$ 58,014	$ 15,546	$ 8,693.18%
Class C	2,498	9	1,131.25%
	$ 60,512	$ 15,555	$ 9,824

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the period from October 1, 2008 (commencement of operations) to August 31, 2009 aggregated $10,127.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the CDSC for the Fund's Class C shares aggregated $39. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the period from October 1, 2008 (commencement of operations) to August 31, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $24,539, of which $19,766 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 10 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended August 31, 2009*
	Shares	Dollars
Shares sold
Class A	7,487,600	$ 67,925,502
Class C	389,615	3,584,052
Class S	233,962	2,198,802
Institutional Class	64,324	526,088
		$ 74,234,444
Shares issued to shareholders in reinvestment of distributions
Class A	69,511	$ 590,845
Class C	2,609	22,196
Class S	1,190	10,117
Institutional Class	259	2,203
		$ 625,361
Shares redeemed
Class A	(355,399)	$ (3,234,344)
Class C	(19,327)	(171,361)
Class S	(14,000)	(126,486)
Institutional Class	(5,259)	(49,436)
		$ (3,581,627)
Net increase (decrease)
Class A	7,201,712	$ 65,282,003
Class C	372,897	3,434,887
Class S	221,152	2,082,433
Institutional Class	59,324	478,855
		$ 71,278,178
Initial Capital
Class A	5,000	$ 50,000
Class C	5,000	50,000
Class S	5,000	50,000
Institutional Class	5,000	50,000
		$ 200,000
* For the period from October 1, 2008 (commencement of operations) to August 31, 2009.

F. Review for Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of August 31, 2009, events and transactions from September 1, 2009 through October 23, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Equity Trust and the Shareholders of DWS Select Alternative Allocation Fund:

We have audited the accompanying statement of assets and liabilities of DWS Select Alternative Allocation Fund (the "Fund"), a series of DWS Equity Trust, including the portfolio of investments, as of August 31, 2009, and the related statements of operations, changes in net assets and the financial highlights for the period from October 1, 2008 (commencement of operations) to August 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DWS Select Alternative Allocation Fund at August 31, 2009, the results of its operations, changes in its net assets and the financial highlights for the period from October 1, 2008 (commencement of operations) to August 31, 2009, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts October 23, 2009

Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $88,000 as capital gain dividends for its period ended August 31, 2009, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund's fiscal year ended August 31, 2009, qualified for the dividends received deduction.

For federal income tax purposes, the Fund designates $1,300,000, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Select Alternative Allocation Fund. My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees of 114 Fund- of-Funds launched since 2002 and charging a management fee.

• Management fees charged to institutional and other clients of DeAM for like services, including the fees of other DeAM-managed Fund-of-Funds.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this will be a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

• Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points or on other actions.

• The nature and quality of DEAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS Select Alternative Allocation Fund are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of August 31, 2009. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009[2] Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Governing Council of the Independent Directors Council (governance, executive committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	124
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	124
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[3] (medical technology company); Belo Corporation[3] (media company); Boston Museum of Science; Public Radio International; PRX, The Public Radio Exchange; The PBS Foundation. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	124
Dawn-Marie Driscoll (1946) Board Member since 1987	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		124
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising); The Kennel Shop (retailer)	124
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	124
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	124
William McClayton (1944) Board Member since 2004	Managing Director, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	124
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (2007-present) (charitable organization); Director, CardioNet, Inc.[3] (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care[3] (January 2007-June 2007)
		124
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 20 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-September 2003)	124
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Business Leadership Council, Wellesley College. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	124
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	127
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[4] (1958) Board Member since 2006	Managing Director[5], Deutsche Asset Management; Vice Chairman[5] of Deutsche Asset Management and Member of the Management Board of DWS Investments, responsible for Global Relationship Management; formerly: Head of Deutsche Asset Management Americas (2005-2009); CEO of DWS Investments (2005-2009); board member of DWS Investments, Germany (1999-2005); Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)
124
Officers[6]
Name, Year of Birth, Position with the Fund and Length of Time Served[7]	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[8] (1965) President, 2006-present	Managing Director[5], Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[9] (1962) Vice President and Secretary, 1999-present	Director[5], Deutsche Asset Management
Paul H. Schubert[8] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson[9] (1962) Assistant Secretary, 1997-present	Managing Director[5], Deutsche Asset Management
Rita Rubin[10] (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007); Attorney, Shearman & Sterling LLP (2004); Vice President and Associate General Counsel, UBS Global Asset Management (2001-2004)

Paul Antosca[9] (1957) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark[9] (1967) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally[9] (1966) Assistant Treasurer, 2007-present	Director[5], Deutsche Asset Management
Jason Vazquez[10] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)

Robert Kloby[10] (1962) Chief Compliance Officer, 2006-present	Managing Director[5], Deutsche Asset Management
J. Christopher Jackson[10] (1951) Chief Legal Officer, 2006-present	Director[5], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005) (2006-2009)

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.
2 Mr. Freeman assumed the Chairperson role as of January 1, 2009. Prior to that Ms. Driscoll served as Chairperson of certain DWS funds since 2004.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
4 The mailing address of Axel Schwarzer is DWS Investment GmbH, Mainzer Landstr. 178-190, Floor 5C, 60327 Frankfurt am Main, Germany. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the fund.
5 Executive title, not a board directorship.
6 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.
7 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.
8 Address: 345 Park Avenue, New York, New York 10154.
9 Address: One Beacon Street, Boston, MA 02108.
10 Address: 280 Park Avenue, New York, New York 10017.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SELAX	SELEX	SELSX	SELIX
CUSIP Number	233376 722	233376 714	233376 698	233376 680
Fund Number	488	788	2088	1488

ITEM 2.	CODE OF ETHICS

As of the end of the period, August 31, 2009, DWS Select Alternative Allocation Fund has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” (as such term has been defined by the Regulations) serving on the Funds’ audit committee including Mr. William McClayton, the chair of the Funds’ audit committee. The SEC has stated that an audit committee financial expert is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SELECT ALTERNATIVE ALLOCATION FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2009	$32,118	$0	$4,380	$0
2008 *	n/a	n/a	n/a	n/a

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

* Fund commenced operations on October 1, 2008.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2009	$0	$420,000	$0
2008	$0	$382,000	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2009	$4,380	$420,000	$719,000	$1,143,380
2008	n/a	$382,000	$1,474,733	$1,856,733

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DIMA and other related entities that provide support for the operations of the Fund.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2008 and 2009 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y advised the Fund’s Audit Committee that E&Y had identified four matters that it determined to be inconsistent with the SEC’s auditor independence rules.

First, E&Y advised the Fund’s Audit Committee that, in 2006 and 2007, Deutsche Bank AG (“DB”) provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to the E&Y member firm in Germany (“E&Y Germany”). DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangement and has terminated the guarantee on the lease deposits.

Second, E&Y advised the Fund’s Audit Committee that, in 2007 and 2008, DB provided standard overdraft protection on a depository account to the E&Y member firm in India (“E&Y India”). E&Y advised the Audit Committee that E&Y India utilized this arrangement twice in 2007; therefore, the arrangement constituted a lending type arrangement in violation of Rule 2-01(c)(1)(ii)(A) of Regulation S-X as described above. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors,including that the arrangement did not create a mutual or conflicting interest between E&Y and the Fund and that the arrangement did not involve the Fund, but rather affiliates of the Fund in the Investment Company Complex. E&Y informed the Audit Committee that E&Y India has cancelled the overdraft arrangement.

Third, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional purchased interests in a fund sponsored by a subsidiary of Deutsche Bank AG that is not audited by E&Y. Subsequent to the purchase, the E&Y professional became a Covered Person (as defined by SEC rules) of the Fund as a result of providing non-audit services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including thatthe E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

Finally, E&Y advised the Fund’s Audit Committee that, in 2008, an E&Y professional whose spouse owned interests in two DWS Funds that are not audited by E&Y, became a Covered Person of the Fund as a result of providing attest services to a DB entity within the Investment Company Complex. E&Y informed the Audit Committee that this investment constituted an investment in an affiliate of an audit client in violation of the Rule 2-01(c)(1) of Regulation S-X. E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audit of the Fund. In reaching this conclusion, E&Y noted a number of factors, including thatthe E&Y professional did not have any financial interest in the Fund and was not involved with the provision of audit services to the Fund. E&Y informed the Audit Committee that the E&Y professional no longer provides any services to any entity within the Investment Company Complex and is no longer deemed to be a Covered Person with respect to the Fund.

.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 29, 2009